091-01945

07071037

For Internal Use Only
SEC File No. 9-

OMB Number: 3235-0504
Expires: June 30, 2007
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
Philadelphia Stock Exchange, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Clearinghouse

3. Class of New Derivative Securities Product:
Option

4. Name of Underlying Instrument:
PHLX Retail Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Narrow-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
XRE

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
AMEX, NYSE, NASDAQ

8. Settlement Methodology of New Derivative Securities Product:
A.M.

9. Position Limits of New Derivative Securities Product (if applicable):
31,500 contracts on same side of market

PROCESSED
JUL 31 2007
THOMSON FINANCIAL

Part II Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Walt Smith

Title:
Vice President, Listing and Projects

Telephone Number:
(215) 496-5532

Manual Signature of Official Responsible for Form:

Date:
7/17/07

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 18

SEC 2449 (6-01)

PHLX
PHILADELPHIA STOCK EXCHANGE

SECURIT[illegible] AND EXCHANGE COMMISSION
[illegible]

JUL 18 2007

July 17, 2007
DIVISION OF MARKET REG[illegible]

Ms. Gail Jackson
Division of Market Regulation
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Form 19b-4(e) – Selected Sector Indexes

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) under the Securities Exchange Act of 1934, the Philadelphia Stock Exchange, Inc. submits the attached original and nine copies relating to the trading of:

	Symbol
PHLX Retail Index	XRE

If you have any questions regarding this filing, please do not hesitate to give me a call at 215-496-5019.

Sincerely,

Jurij Trypupenko

Attachment

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 18 2007

END